----------------------------------
MFS(R) ASSET ALLOCATION FUNDS
----------------------------------

JULY 1, 2002, as revised December 31, 2002

                                                                    PROSPECTUS

CLASS A SHARES                                                CLASS 529A SHARES
CLASS B SHARES                                                CLASS 529B SHARES
CLASS C SHARES                                                CLASS 529C SHARES
CLASS R SHARES
-------------------------------------------------------------------------------

This Prospectus describes four funds, the MFS(R) Asset Allocation Funds:

    o MFS Conservative Allocation Fund, which seeks current income, and secondarily long term growth of capital

    o MFS Moderate Allocation Fund, which seeks long term growth of capital and current income

    o MFS Growth Allocation Fund, which seeks long term growth of capital, and secondarily current income

    o MFS Aggressive Growth Allocation Fund, which seeks long term growth of capital

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

El presente Prospecto tambien se encuentra disponible en espanol.
Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.

----------------------------
     TABLE OF CONTENTS
----------------------------
                                                                    Page
  I           Risk Return Summary ............................         1
              1. MFS Conservative Allocation Fund ............         2
              2. MFS Moderate Allocation Fund ................         8
              3. MFS Growth Allocation Fund ..................        14
              4. MFS Aggressive Growth Allocation Fund .......        19
  II          Expense Summary ................................        22
  III         Certain Investment Strategies and Risks ........        34
  IV          Management of the Funds ........................        35
  V           Description of Share Classes ...................        37
  VI          How to Purchase, Exchange and Redeem Shares ....        41
  VII         Investor Services and Programs .................        45
  VIII        Other Information ..............................        47
              Appendix A -- Investment Techniques and
                Practices ....................................        A-1
              Appendix B -- Underlying Funds .................        B-1

------------------------------
I      RISK RETURN SUMMARY
------------------------------

O>   GENERAL INVESTMENT APPROACH

     This prospectus describes the MFS Asset Allocation Funds: Conservative, Moderate, Growth, and Aggressive Growth, each of which is designed to achieve an allocation of assets among different asset classes. Each fund is a "fund of funds", meaning that each fund seeks to achieve its objective by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds. Each fund's recommended portfolio is created by the quantitative group of the funds' investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of each fund's investable portfolio (meaning the fund's investable assets other than working cash balances) to be invested in the general asset classes of U.S. Stocks, International Stocks, Bonds, and Cash. The asset class allocations provide an initial layer of diversification for each fund. The following table illustrates each fund's target allocation among asset classes:

                                                                                                      MFS
                                                MFS               MFS               MFS            AGGRESSIVE
                                            CONSERVATIVE        MODERATE           GROWTH            GROWTH
                                             ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                FUND              FUND              FUND              FUND
     ---------------------------------------------------------------------------------------------------------
     U.S. Stocks                                 35%               50%               60%               80%
     International Stocks                         5%               10%               20%               20%
     Bonds                                       50%               35%               20%                0%
     Cash                                        10%                5%                0%                0%

     The second stage involves the actual selection of underlying funds to represent the asset classes. Based on underlying fund classifications, historical risk, performance and other factors, underlying funds are selected to represent the appropriate asset classes in target weightings selected by the adviser. The selection process provides a second layer of diversification within both stock and bond allocations. Within the stock allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small cap underlying funds) and by style (by including both growth and value underlying funds). Within the bond allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure. Underlying funds are selected such that the weight to more aggressive underlying funds increases as the risk tolerance of a fund increases.

     The asset class allocations, the underlying funds and their target weightings are based on the adviser's assessment of what mix of general risk and return characteristics will meet each fund's investment objective. The asset class allocations, the underlying funds and their target weightings have been developed for use over longer time periods, but may change in the future. A complete list of underlying funds, as well as their target weightings, are included in Appendix B of this Prospectus.

     MFS monitors the underlying fund selections to ensure that they adhere to the asset class allocations over time, and periodically rebalances each fund's investments in the underlying funds to bring them back within their target weightings. MFS may change the asset class allocations, or the underlying funds or their target weightings, without prior approval from shareholders.

     1: MFS CONSERVATIVE ALLOCATION FUND

O>   INVESTMENT OBJECTIVE

     The fund's investment objective is to seek current income, and secondarily long term growth of capital. The fund's objective may be changed without shareholder approval.

O>   PRINCIPAL INVESTMENT POLICIES

     The fund seeks to achieve its objective by allocating its assets according to the following target asset class allocations: U.S. Stocks -- 35%, International Stocks -- 5%, Bonds -- 50%, Cash -- 10%.

     The fund implements its allocation by investing in a mix of underlying funds, which in turn may invest directly in the following types of securities.

     U.S. STOCKS

     o U.S. equity securities, which are common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of U.S. issuers.

     INTERNATIONAL STOCKS

     o Foreign equity securities, which are equity securities of foreign issuers, including issuers located in emerging markets.

     BONDS

     o U.S. investment grade fixed income securities, which are bonds or other debt obligations of U.S. issuers. These bonds have been assigned higher credit ratings by credit rating agencies or are unrated and considered by the adviser to be comparable to higher rated bonds. These securities may include:

       > U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities (including mortgage-backed securities);

       > Corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities;

       > Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables; and

       > Municipal bonds, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village or authority.

     o U.S. high yield fixed income securities, which are bonds or other debt obligations of U.S. issuers, including corporate bonds. These bonds are generally lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

     o Foreign fixed income securities, which are fixed income securities of foreign issuers, including issuers located in emerging markets; these securities may be investment grade or lower rated bonds.

     CASH

     o Commercial paper which is rated within the highest credit rating by one or more rating agencies or which is unrated and considered by MFS to be of comparable quality.

     o Certificates of deposit, bankers' acceptances and other bank obligations, provided that the bank obligations are insured by the Federal Deposit Insurance Corporation or the issuing bank has capital, surplus, and undivided profits in excess of $100 million.

     o Repurchase agreements collateralized by U.S. Government securities.

     o Other short-term obligations which are rated within the two highest credit ratings by one or more rating agencies or are unrated and considered by MFS to be of comparable quality.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the underlying funds it advises. This means that securities are selected based upon fundamental analysis of individual companies (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the underlying funds' portfolio managers and MFS' large group of research analysts. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

O>   PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on the values of the underlying funds' investments, which are affected by market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

     The principal risks of investing in the fund are:

     o Allocation Risk: The fund's ability to achieve its investment objective depends upon the adviser's skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that the adviser's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the funds. If an underlying fund were to change its investment objective or policies, a fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

     o Affiliated Fund Risk: In managing the funds, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the adviser is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

     o Market Risk: The value of the securities in which the underlying funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the underlying funds' portfolios will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the underlying funds' portfolios will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities because changes in interest rates are increasingly difficult to predict over longer periods of time. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the underlying funds' fixed income investments will affect the volatility of the fund's share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Participation interests in municipal securities also are subject to the risk of default by the issuing bank.

     o Mortgage-Backed and Asset-Backed Securities Risk:

       >  Maturity Risk:

               + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                  > When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the underlying funds as the underlying funds may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                  > When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage- backed securities may decrease more than prices of other fixed income securities when interest rates rise.

              + Collateralized Mortgage Obligations: The underlying funds may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the underlying funds may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

              + Asset-Backed Securities: Asset-backed securities have
                prepayment risks similar to mortgage-backed securities.

       > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on the mortgage- backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     o Money Market Instruments Risk: Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term.

     o General Obligations and Revenue Obligations Risk: Certain of the underlying funds may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer, or in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects, such as building a hospital, and are not backed by the full faith and credit of the municipal issuer. Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income.

     o Lower Rated Bonds Risk:

       > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

       > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The underlying funds' equity and fixed income investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       >  Foreign markets may be less liquid and more volatile than U.S.
          markets.

       > Foreign securities often trade in currencies other than the U.S. dollar, and an underlying fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an underlying fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in an underlying fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, an underlying fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, an underlying fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which an underlying fund enters into the contract may fail to perform its obligations to an underlying fund.

     o Over-the-Counter Risk: Equity and fixed income securities purchased by an underlying fund may be traded in the over-the-counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange traded securities. The value of OTC securities may be more volatile than exchange traded securities. These factors could have a negative impact on the value of an OTC security and therefore on an underlying fund's performance.

     o As with any mutual fund, you could lose money on your investment in the fund.

     An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O>   BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

     2: MFS MODERATE ALLOCATION FUND

O>   INVESTMENT OBJECTIVE

     The fund's investment objective is to seek long term growth of capital and current income. The fund's objective may be changed without shareholder approval.

O>   PRINCIPAL INVESTMENT POLICIES

     The fund seeks to achieve its objective by allocating its assets according to the following target asset class allocations: U.S. Stocks -- 50%, International Stocks -- 10%, Bonds -- 35%, Cash -- 5%.

     The fund implements its allocation by investing in a mix of underlying funds, which in turn may invest directly in the following types of securities.

     U.S. STOCKS

     o U.S. equity securities, which are common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of U.S. issuers.

     INTERNATIONAL STOCKS

     o Foreign equity securities, which are equity securities of foreign issuers, including issuers located in emerging markets.

     BONDS

     o U.S. investment grade fixed income securities, which are bonds or other debt obligations of U.S. issuers. These bonds have been assigned higher credit ratings by credit rating agencies or are unrated and considered by the fund's adviser to be comparable to higher rated bonds. These securities may include:

       > U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities (including mortgage-backed securities);

       > Corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities;

       > Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables; and

       > Municipal bonds, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village or authority.

     o U.S. high yield fixed income securities, which are bonds or other debt obligations of U.S. issuers, including corporate bonds. These bonds are generally lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

     o Foreign fixed income securities, which are fixed income securities of foreign issuers, including issuers located in emerging markets; these securities may be investment grade or lower rated bonds.

     CASH

     o Commercial paper which is rated within the highest credit rating by one or more rating agencies or which is unrated and considered by MFS to be of comparable quality.

     o Certificates of deposit, bankers' acceptances and other bank obligations, provided that the bank obligations are insured by the Federal Deposit Insurance Corporation or the issuing bank has capital, surplus, and undivided profits in excess of $100 million.

     o Repurchase agreements collateralized by U.S. Government securities.

     o Other short-term obligations which are rated within the two highest credit ratings by one or more rating agencies or are unrated and considered by MFS to be of comparable quality.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the underlying funds it advises. This means that securities are selected based upon fundamental analysis of individual companies (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the underlying funds' portfolio managers and MFS' large group of research analysts. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

O>   PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on the values of the underlying funds' investments, which are affected by market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

     The principal risks of investing in the fund are:

     o Allocation Risk: The fund's ability to achieve its investment objective depends upon the adviser's skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that the adviser's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the funds. If an underlying fund were to change its investment objective or policies, a fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

     o Affiliated Fund Risk: In managing the funds, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the adviser is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

     o Market Risk: The value of the securities in which the underlying funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The underlying funds' equity and fixed income investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the underlying funds' portfolios will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the underlying funds' portfolios will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities because changes in interest rates are increasingly difficult to predict over longer periods of time. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the underlying funds' fixed income investments will affect the volatility of the fund's share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Participation interests in municipal securities also are subject to the risk of default by the issuing bank.

     o Mortgage-Backed and Asset-Backed Securities Risk:

       >  Maturity Risk:

               + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                  > When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the underlying funds as the underlying funds may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                  > When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage- backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               + Collateralized Mortgage Obligations: The underlying funds may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the underlying funds may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

       > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on the mortgage- backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     o Lower Rated Bonds Risk:

       > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

       > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       >  Foreign markets may be less liquid and more volatile than U.S.
          markets.

       > Foreign securities often trade in currencies other than the U.S. dollar, and an underlying fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an underlying fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in an underlying fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, an underlying fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, an underlying fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which an underlying fund enters into the contract may fail to perform its obligations to an underlying fund.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

     o Over-the-Counter Risk: Equity and fixed income securities purchased by an underlying fund may be traded in the over-the-counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange traded securities. The value of OTC securities may be more volatile than exchange traded securities. These factors could have a negative impact on the value of an OTC security and therefore on an underlying fund's performance.

     o As with any mutual fund, you could lose money on your investment in the fund.

     An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O>   BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

     3: MFS GROWTH ALLOCATION FUND

O>   INVESTMENT OBJECTIVE

     The fund's investment objective is to seek long term growth of capital, and secondarily current income. The fund's objective may be changed without shareholder approval.

O>   PRINCIPAL INVESTMENT POLICIES

     The fund seeks to achieve its investment objective by allocating its assets according to the following target asset class allocations: U.S. Stocks -- 60%, International Stocks -- 20%, Bonds -- 20%, Cash -- 0%.

     The fund implements its allocation by investing in a mix of underlying funds, which in turn may invest directly in the following types of securities.

     U.S. STOCKS

     o U.S. equity securities, which are common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of U.S. issuers.

     INTERNATIONAL STOCKS

     o Foreign equity securities, which are equity securities of foreign issuers, including issuers located in emerging markets.

     BONDS

     o U.S. investment grade fixed income securities, which are bonds or other debt obligations of U.S. issuers. These bonds have been assigned higher credit ratings by credit rating agencies or are unrated and considered by the fund's adviser to be comparable to higher rated bonds. These securities may include:

       > U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities (including mortgage-backed securities);

       > Corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities;

       > Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables; and

       > Municipal bonds, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village or authority.

     o U.S. high yield fixed income securities, which are bonds or other debt obligations of U.S. issuers, including corporate bonds. These bonds are generally lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

     o Foreign fixed income securities, which are fixed income securities of foreign issuers, including issuers located in emerging markets; these securities may be investment grade or lower rated bonds.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the underlying funds it advises. This means that securities are selected based upon fundamental analysis of individual companies (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the underlying funds' portfolio managers and MFS' large group of research analysts. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     Certain of the underlying funds may establish "short" positions in specific securities or stock indices through short sales. In a short sale, the underlying fund borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The underlying fund must replace the security it borrowed by purchasing the security at its market value at the time of replacement. Certain of the underlying funds also may engage in short sales "against the box" where the underlying fund owns or has the right to obtain, at no additional cost, the securities that are sold short.

O>   PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on the values of the underlying funds' investments, which are affected by market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

     The principal risks of investing in the fund are:

     o Allocation Risk: The fund's ability to achieve its investment objective depends upon the adviser's skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that the adviser's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the funds. If an underlying fund were to change its investment objective or policies, a fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

     o Affiliated Fund Risk: In managing the funds, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the adviser is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

     o Market Risk: The value of the securities in which the underlying funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The underlying funds' equity and fixed income investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       >  Foreign markets may be less liquid and more volatile than U.S.
          markets.

       > Foreign securities often trade in currencies other than the U.S. dollar, and an underlying fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an underlying fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in an underlying fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, an underlying fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, an underlying fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which an underlying fund enters into the contract may fail to perform its obligations to an underlying fund.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

     o Over-the-Counter Risk: Equity and fixed income securities purchased by an underlying fund may be traded in the over-the-counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange traded securities. The value of OTC securities may be more volatile than exchange traded securities. These factors could have a negative impact on the value of an OTC security and therefore on an underlying fund's performance.

     o Short Sales Risk: An underlying fund will suffer a loss of it sells a security short and the value of the security rises rather than falls. Because an underlying fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box".

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the underlying funds' portfolios will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the underlying funds' portfolios will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities because changes in interest rates are increasingly difficult to predict over longer periods of time. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the underlying funds' fixed income investments will affect the volatility of the fund's share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Participation interests in municipal securities also are subject to the risk of default by the issuing bank.

     o Mortgage-Backed and Asset-Backed Securities Risk:

       >  Maturity Risk:

          + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

             > When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the underlying funds as the underlying funds may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

             > When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage- backed securities may decrease more than prices of other fixed income securities when interest rates rise.

          + Collateralized Mortgage Obligations: The underlying funds may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the underlying funds may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

          + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

       > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on the mortgage- backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     o Lower Rated Bonds Risk:

       > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

       > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     o As with any mutual fund, you could lose money on your investment in the fund.

     An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O>   BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

     4: MFS AGGRESSIVE GROWTH ALLOCATION FUND

O>   INVESTMENT OBJECTIVE

     The fund's investment objective is to seek long term growth of capital. The fund's objective may be changed without shareholder approval.

O>   PRINCIPAL INVESTMENT POLICIES

     The fund seeks to achieve its investment objective by allocating its assets according to the following target asset class allocations: U.S. Stocks -- 80%, International Stocks -- 20%.

     The fund implements its allocation by investing in a mix of underlying funds, which in turn may invest directly in the following types of securities.

     U.S. STOCKS

     o U.S. equity securities, which are common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of U.S. issuers.

     INTERNATIONAL STOCKS

     o Foreign equity securities, which are equity securities of foreign issuers, including issuers located in emerging markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the underlying funds it advises. This means that securities are selected based upon fundamental analysis of individual companies (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the underlying funds' portfolio managers and MFS' large group of research analysts.

     Certain of the underlying funds may establish "short" positions in specific securities or stock indices through short sales. In a short sale, the underlying fund borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The underlying fund must replace the security it borrowed by purchasing the security at its market value at the time of replacement. Certain of the underlying funds also may engage in short sales "against the box" where the underlying fund owns or has the right to obtain, at no additional cost, the securities that are sold short.

O>   PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on the values of the underlying funds' investments, which are affected by market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

     The principal risks of investing in the fund are:

     o Allocation Risk: The fund's ability to achieve its investment objective depends upon the adviser's skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that the adviser's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the funds. If an underlying fund were to change its investment objective or policies, a fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

     o Affiliated Fund Risk: In managing the funds, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the adviser is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

     o Market Risk: The value of the securities in which the underlying funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The underlying funds' equity and fixed income investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       >  Foreign markets may be less liquid and more volatile than U.S.
          markets.

       > Foreign securities often trade in currencies other than the U.S. dollar, and an underlying fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an underlying fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in an underlying fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, an underlying fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, an underlying fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which an underlying fund enters into the contract may fail to perform its obligations to an underlying fund.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

     o Over-the-Counter Risk: Equity and fixed income securities purchased by an underlying fund may be traded in the over-the-counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange traded securities. The value of OTC securities may be more volatile than exchange traded securities. These factors could have a negative impact on the value of an OTC security and therefore on an underlying fund's performance.

     o Short Sales Risk: An underlying fund will suffer a loss of it sells a security short and the value of the security rises rather than falls. Because an underlying fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box".

     o As with any mutual fund, you could lose money on your investment in the fund.

     An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O>   BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

---------------------------------
  II  EXPENSE SUMMARY
---------------------------------

O>   EXPENSE TABLES

     The following tables describe the fees and expenses that you may pay when you buy, redeem and hold shares of the funds. In addition to the fees and expenses which you bear directly, you will indirectly bear a fund's pro rata share of the fees and expenses of the underlying funds in which a fund invests. Information on these indirect underlying fund expenses are included in each fund's fee table.

     1: MFS CONSERVATIVE ALLOCATION FUND

     SHAREHOLDER FEES (fees paid directly from your investment):
     ........................................................................................................
                                                          CLASS A(1)    CLASS B(1)    CLASS C(1)     CLASS R
                                                          ----------    ----------    ----------     --------
     Maximum Sales Charge (Load) Imposed on
      Purchases (as a percentage of offering price) ....       5.75%         0.00%         0.00%       0.00%

     Maximum Deferred Sales Charge (Load) (as a
      percentage of original purchase price or
      redemption proceeds, whichever is less) ..........       See Below     4.00%         1.00%       0.00%

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):
     ..........................................................................................................................
                                                                  CLASS A         CLASS B         CLASS C         CLASS R
                                                                  -------         -------         -------         -------

     Management Fee(2) ...........................................       0.10%           0.10%           0.10%           0.10%

     Distribution and Service (12b-1) Fees(3) ....................       0.35%           1.00%           1.00%           0.50%

     Other Expenses(4) ...........................................       0.62%           0.62%           0.62%           0.62%
                                                                         ----            ----            ----            ----
     Total Annual Fund Operating Expenses ........................       1.07%           1.72%           1.72%           1.22%

       Fee Waiver/Expense Reimbursement(2) .......................      (0.62)%         (0.62)%         (0.62)%         (0.62)%
                                                                         ----            ----            ----            ----
     Net Expenses(4) .............................................       0.45%           1.10%           1.10%           0.60%

       Estimated Indirect Expenses of Underlying Funds(6) ........       0.72%           0.72%           0.72%           0.72%
                                                                         ----            ----            ----            ----
     Total Annual Fund and Underlying Funds Operating Expenses(7)        1.17%           1.82%           1.82%           1.32%

                                                                       CLASS 529A          CLASS 529B          CLASS 529C
                                                                       ----------          ----------          -----------

     Management Fee(2) ..........................................        0.10%               0.10%               0.10%

     Distribution and Service (12b-1) Fees(3) ...................        0.35%               1.00%               1.00%

     Other Expenses(4) ..........................................        0.87%(5)            0.87%(5)            0.87%(5)
                                                                         ----                ----                ----
     Total Annual Fund Operating Expenses .......................        1.32%               1.97%               1.97%

       Fee Waiver/Expense Reimbursement(2) ......................       (0.62)%             (0.62)%             (0.62)%
                                                                         ----                ----                ----
     Net Expenses(4) ............................................        0.70%               1.35%               1.35%

       Estimated Indirect Expenses of Underlying Funds(6) .......        0.72%               0.72%               0.72%
                                                                         ----                ----                ----
     Total Annual Fund and Underlying Funds Operating Expenses(7)        1.42%               2.07%               2.07%

---------
     (1) Includes the 529 share class versions of these classes. For class A shares only, an initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in either case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months. Class 529A shares are not subject to any CDSC.

     (2) MFS has contractually agreed to waive the fund's management fee and, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.10% annually for class A, class B, class C, and class R shares, and 0.35% annually for class 529A, class 529B and class 529C. This contractual arrangement will continue until at least July 1, 2003, absent an earlier modification approved by the Board of Trustees that oversees the fund.

     (3) The fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are: 0.35% annually for class A shares; 0.50% annually for class R shares and class 529A shares; and 1.00% annually for class B, class C, class 529B and class 529C shares. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the Board of Trustees which oversees the fund.

     (4) "Other Expenses" are based on estimated amounts for the current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such agreements which would also have the effect of reducing the fund's expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.

     (5) Includes the program management fee described below under "Management of the Funds." The only fund-level fees and charges a 529 participant will incur are the fund's sales charges and expenses described in the table above and an annual account maintenance fee and miscellaneous other account fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details about these account fees.

     (6) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.

     (7) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of the fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.

O>   EXAMPLE OF EXPENSES

     These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's and the underlying funds' operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see Expense Table).

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

     SHARE CLASS                                   1 YEAR       3 YEARS
     -------------------------------------------------------------------
     Class A shares                                 $687        $1,049

     Class B shares

       Assuming redemption at end of period         $585        $1,001

       Assuming no redemption                       $185        $  701

     Class C shares

       Assuming redemption at end of period         $285        $  701

       Assuming no redemption                       $185        $  701

     Class R shares                                 $134        $  549

     Class 529A shares                              $711        $1,121

     Class 529B shares

       Assuming redemption at end of period         $610        $1,077

       Assuming no redemption                       $210        $  777

     Class 529C shares

       Assuming redemption at end of period         $310        $  777

       Assuming no redemption                       $210        $  777

    2: MFS MODERATE ALLOCATION FUND

    SHAREHOLDER FEES (fees paid directly from your investment):
    ...........................................................................................................

                                                                 CLASS A(1)    CLASS B(1)    CLASS C(1)     CLASS R
                                                                 ----------    ----------    ----------     --------
     Maximum Sales Charge (Load) Imposed on
      Purchases (as a percentage of offering price) ........        5.75%         0.00%         0.00%         0.00%

     Maximum Deferred Sales Charge (Load) (as a
      percentage of original purchase price or
      redemption proceeds, whichever is less) ..............    See Below         4.00%         1.00%         0.00%

    ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):
    ..........................................................................................................................
                                                                       CLASS A         CLASS B         CLASS C         CLASS R
                                                                       -------         -------         -------         -------
     Management Fee(2) ...........................................       0.10%           0.10%           0.10%           0.10%

     Distribution and Service (12b-1) Fees(3) ....................       0.35%           1.00%           1.00%           0.50%

     Other Expenses(4) ...........................................       0.62%           0.62%           0.62%           0.62%
                                                                         ----            ----            ----            ----
     Total Annual Fund Operating Expenses ........................       1.07%           1.72%           1.72%           1.22%

       Fee Waiver/Expense Reimbursement(2) .......................     (0.62)%         (0.62)%         (0.62)%         (0.62)%
                                                                         ----           ----            ----            ----
     Net Expenses(4) .............................................       0.45%           1.10%           1.10%           0.60%

       Estimated Indirect Expenses of Underlying Funds(6) ........       0.82%           0.82%           0.82%           0.82%
                                                                         ----            ----            ----            ----
     Total Annual Fund and Underlying Funds Operating Expenses(7)        1.27%           1.92%           1.92%           1.42%

                                                                        CLASS 529A          CLASS 529B          CLASS 529C
                                                                        ----------          ----------          -----------
     Management Fee(2) ...........................................        0.10%               0.10%               0.10%

     Distribution and Service (12b-1) Fees(3) ....................        0.35%               1.00%               1.00%

     Other Expenses(4) ...........................................        0.87%(5)            0.87%(5)            0.87%(5)
                                                                          ----                ----                ----
     Total Annual Fund Operating Expenses ........................        1.32%               1.97%               1.97%

       Fee Waiver/Expense Reimbursement(2) .......................       (0.62)%             (0.62)%             (0.62)%
                                                                          ----                ----                ----
     Net Expenses(4) .............................................        0.70%               1.35%               1.35%

       Estimated Indirect Expenses of Underlying Funds(6) ........        0.82%               0.82%               0.82%
                                                                          ----                ----                ----
     Total Annual Fund and Underlying Funds Operating Expenses(7)         1.52%               2.17%               2.17%

    ------
    (1) Includes the 529 share class versions of these classes. For class A shares only, an initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in either case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months. Class 529A shares are not subject to CDSC.
    (2) MFS has contractually agreed to waive the fund's management fee and, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.10% annually for class A, class B, class C, and class R shares, and 0.35% annually for class 529A, class 529B and class 529C. This contractual arrangement will continue until at least July 1, 2003, absent an earlier modification approved by the Board of Trustees that oversees the fund.
    (3) The fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are:
        0.35% annually for class A shares; 0.50% annually for class R and class 529A shares; and 1.00% annually for class B, class C, class 529B, and class 529C shares. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the Board of Trustees which oversees the fund.
    (4) "Other Expenses" are based on estimated amounts for the current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such agreements which would also have the effect of reducing the fund's expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.
    (5) Includes the program management fee described below under "Management of the Funds." The only fund-level fees and charges a 529 participant will incur are the fund's sales charges and expenses described in the table above and an annual account maintenance fee and miscellaneous other account fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details about these account fees.
    (6) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.
    (7) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of the fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.

O>   EXAMPLE OF EXPENSES

     These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's and the underlying funds' operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see Expense Table).

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

     SHARE CLASS                                   1 YEAR       3 YEARS
     -------------------------------------------------------------------

     Class A shares                                 $697        $1,078

     Class B shares
       Assuming redemption at end of period         $595        $1,032
       Assuming no redemption                       $195        $  732

     Class C shares
       Assuming redemption at end of period         $295        $  732
       Assuming no redemption                       $195        $  732

     Class R shares                                 $145        $  580

     Class 529A shares                              $721        $1,150

     Class 529B shares
       Assuming redemption at end of period         $620        $1,107
       Assuming no redemption                       $220        $  807

     Class 529C shares
       Assuming redemption at end of period         $320        $  807
       Assuming no redemption                       $220        $  807

    3: MFS GROWTH ALLOCATION FUND

    SHAREHOLDER FEES (fees paid directly from your investment):
    ...................................................................................................

                                                     CLASS A(1)    CLASS B(1)    CLASS C(1)     CLASS R
                                                     ----------    ----------    ----------     -------
     Maximum Sales Charge (Load) Imposed on
      Purchases (as a percentage of offering price) .   5.75%         0.00%         0.00%        0.00%

     Maximum Deferred Sales Charge (Load) (as a
      percentage of original purchase price or
      redemption proceeds, whichever is less) .......   See Below     4.00%         1.00%        0.00%

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):
     .........................................................................................................................

                                                                       CLASS A         CLASS B         CLASS C         CLASS R
                                                                    ----------      ----------      ----------      ----------

     Management Fee(2) ...........................................       0.10%           0.10%           0.10%           0.10%

     Distribution and Service (12b-1) Fees(3) ....................       0.35%           1.00%           1.00%           0.50%

     Other Expenses(4) ...........................................       0.62%           0.62%           0.62%           0.62%
                                                                         ----            ----            ----            ----
     Total Annual Fund Operating Expenses ........................       1.07%           1.72%           1.72%           1.22%

       Fee Waiver/Expense Reimbursement(2) .......................      (0.62)%         (0.62)%         (0.62)%         (0.62)%
                                                                         ----            ----            ----            ----
     Net Expenses(4) .............................................       0.45%           1.10%           1.10%           0.60%

       Estimated Indirect Expenses of Underlying Funds(6) ........       0.95%           0.95%           0.95%           0.95%
                                                                         ----            ----            ----            ----
     Total Annual Fund and Underlying Funds Operating Expenses(7)        1.40%           2.05%           2.05%           1.55%

                                                                            CLASS 529A          CLASS 529B          CLASS 529C
                                                                            ----------          ----------          ----------

     Management Fee(2) .............................................           0.10%               0.10%               0.10%

     Distribution and Service (12b-1) Fees(3) ......................           0.35%               1.00%               1.00%

     Other Expenses(4) .............................................           0.87%(5)            0.87%(5)            0.87%(5)
                                                                               ----                ----                ----
     Total Annual Fund Operating Expenses ..........................           1.32%               1.97%               1.97%

       Fee Waiver/Expense Reimbursement(2) .........................          (0.62)%             (0.62)%             (0.62)%
                                                                               ----                ----                ----
     Net Expenses(4) ...............................................           0.70%               1.35%               1.35%

       Estimated Indirect Expenses of Underlying Funds(6) ..........           0.95%               0.95%               0.95%
                                                                               ----                ----                ----
     Total Annual Fund and Underlying Funds Operating Expenses(7) ..           1.65%               2.30%               2.30%

      ------
     (1) Includes the 529 share class versions of these classes. For class A shares only, an initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in either case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months. Class 529A shares are not subject to any CDSC.
     (2) MFS has contractually agreed to waive the fund's management fee and, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.10% annually for class A, class B, class C and class R, and 0.35% annually for class 529A, class 529B and class 529C. This contractual arrangement will continue until at least July 1, 2003, absent an earlier modification approved by the Board of Trustees that oversees the fund.
     (3) The fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are: 0.35% annually for class A shares; 0.50% annually for class R shares and class 529A shares; and 1.00% annually for class B, class C, class 529B and class 529C shares. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the Board of Trustees which oversees the fund.
     (4) "Other Expenses" are based on estimated amounts for the current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such agreements which would also have the effect of reducing the fund's expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.
     (5) Includes the program management fee described below under "Management of the Funds." The only fund-level fees and charges a 529 participant will incur are the fund's sales charges and expenses described in the table above and an annual account maintenance fee and miscellaneous other account fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details about these account fees.
     (6) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.
     (7) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of the fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.

O>   EXAMPLE OF EXPENSES

     These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's and the underlying funds' operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see Expense Table).

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

     SHARE CLASS                                   1 YEAR      3 YEARS
     -------------------------------------------------------------------

     Class A shares                                 $709        $1,116

     Class B shares
       Assuming redemption at end of period         $608        $1,071
       Assuming no redemption                       $208        $  771

     Class C shares
       Assuming redemption at end of period         $308        $  771
       Assuming no redemption                       $208        $  771

     Class R shares                                 $158        $  619

     Class 529A shares                              $733        $1,188

     Class 529B shares
       Assuming redemption at end of period         $633        $1,145
       Assuming no redemption                       $233        $  845

     Class 529C shares
       Assuming redemption at end of period         $333        $  845
       Assuming no redemption                       $233        $  845

     4: MFS AGGRESSIVE GROWTH ALLOCATION FUND

     SHAREHOLDER FEES (fees paid directly from your investment):
     ........................................................................................................

                                                          CLASS A(1)    CLASS B(1)    CLASS C(1)     CLASS R
                                                          ----------    ----------    ----------     -------
     Maximum Sales Charge (Load) Imposed on
      Purchases (as a percentage of offering price) .        5.75%         0.00%         0.00%       0.00%

     Maximum Deferred Sales Charge (Load) (as a
      percentage of original purchase price or
      redemption proceeds, whichever is less) .......    See Below         4.00%         1.00%       0.00%

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):
     .........................................................................................................................
                                                                       CLASS A         CLASS B         CLASS C         CLASS R
                                                                    ----------      ----------      ----------      ----------

     Management Fee(2) ...........................................       0.10%           0.10%           0.10%           0.10%

     Distribution and Service (12b-1) Fees(3) ....................       0.35%           1.00%           1.00%           0.50%

     Other Expenses(4) ...........................................       0.62%           0.62%           0.62%           0.62%
                                                                         ----            ----            ----            ----
     Total Annual Fund Operating Expenses ........................       1.07%           1.72%           1.72%           1.22%

       Fee Waiver/Expense Reimbursement(2) .......................      (0.62)%         (0.62)%         (0.62)%         (0.62)%
                                                                         ----            ----            ----            ----
     Net Expenses(4) .............................................       0.45%           1.10%           1.10%           0.60%

       Estimated Indirect Expenses of Underlying Funds(6) ........       1.03%           1.03%           1.03%           1.03%
                                                                         ----            ----            ----            ----
     Total Annual Fund and Underlying Funds Operating Expenses(7)        1.48%           2.13%           2.13%           1.63%

                                                                                 CLASS 529A          CLASS 529B          CLASS 529C
                                                                             --------------      --------------      --------------

     Management Fee(2) ...................................................         0.10%               0.10%               0.10%

     Distribution and Service (12b-1) Fees(3) ............................         0.35%               1.00%               1.00%

     Other Expenses(4) ...................................................         0.87%(5)            0.87%(5)            0.87%(5)
                                                                                   ----                ----                ----
     Total Annual Fund Operating Expenses ................................         1.32%               1.97%               1.97%

       Fee Waiver/Expense Reimbursement(2) ...............................        (0.62)%             (0.62)%             (0.62)%
                                                                                   ----                ----                ----
     Net Expenses(4) .....................................................         0.70%               1.35%               1.35%

       Estimated Indirect Expenses of Underlying Funds(6) ................         1.03%               1.03%               1.03%
                                                                                   ----                ----                ----
     Total Annual Fund and Underlying Funds Operating Expenses(7) ........         1.73%               2.38%               2.38%

      ------

     (1) Includes the 529 share class versions of these classes. For class A shares only, an initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in either case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months. Class 529A shares are not subject to any CDSC.
     (2) MFS has contractually agreed to waive the fund's management fee and, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.10% annually for class A, class B, class C and class R and 0.35% annually for class 529A, class 529B and class 529C. This contractual arrangement will continue until at least July 1, 2003, absent an earlier modification approved by the Board of Trustees that oversees the fund.
     (3) The fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are: 0.35% annually for class A shares; 0.50% annually for class R and class 529A shares; and 1.00% annually for class B, class C, class 529B and class 529C shares. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the Board of Trustees which oversees the fund.
     (4) "Other Expenses" are based on estimated amounts for the current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such agreements which would also have the effect of reducing the fund's expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.
     (5) Includes the program management fee described below under "Management of the Funds." The only fund-level fees and charges a 529 participant will incur are the fund's sales charges and expenses described in the table above and an annual account maintenance fee and miscellaneous other account fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details about these account fees.
     (6) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.
     (7) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of the fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.

O>   EXAMPLE OF EXPENSES

     These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's and the underlying funds' operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see Expense Table).

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

     SHARE CLASS                                   1 YEAR       3 YEARS
    ------------------------------------------------------------------------

     Class A shares                                 $717        $1,139

     Class B shares
       Assuming redemption at end of period         $616        $1,095
       Assuming no redemption                       $216        $  795

     Class C shares
       Assuming redemption at end of period         $316        $  795
       Assuming no redemption                       $216        $  795

     Class R shares                                 $166        $  644

     Class 529A shares                              $741        $1,210

     Class 529B shares
       Assuming redemption at end of period         $641        $1,169
       Assuming no redemption                       $241        $  869

     Class 529C shares
       Assuming redemption at end of period         $341        $  869
       Assuming no redemption                       $241        $  869

------------------------------------------------------
  III  CERTAIN INVESTMENT STRATEGIES AND RISKS
------------------------------------------------------

O>   FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

     The underlying funds may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the underlying funds and which therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the underlying funds may engage are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the funds' Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

O>   TEMPORARY DEFENSIVE POLICIES

     Each fund, as well as each underlying fund, may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a fund or an underlying fund invests defensively, it may not be able to pursue its investment objective. A fund's or an underlying fund's defensive investment position may not be effective in protecting its value.

O> ACTIVE AND FREQUENT TRADING

     Certain of the underlying funds may engage in active and frequent trading to achieve their principal investment strategies. This may result in the realization and distribution to shareholders (including a fund) of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from a fund's performance.

-----------------------------------
  IV  MANAGEMENT OF THE FUNDS
-----------------------------------

O>   INVESTMENT ADVISER

     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the funds' investment adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $130.6 billion as of May 31, 2002. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides investment management and related administrative services and facilities to the funds. For these services each fund is obligated to pay MFS an annual management fee as set forth in the Expense Summary. MFS has waived its right to receive this fee through July 1, 2003, absent an earlier modification approved by a fund's board of trustees, as described under "Expense Summary".

O>   PORTFOLIO MANAGERS

     A team of professionals within the MFS quantitative group determines the asset class allocation, underlying fund selections and target weightings for each fund.

O>   ADMINISTRATOR

     MFS provides the funds with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by the funds for a portion of the costs it incurs in providing these services.

O>   DISTRIBUTOR

     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the funds.

O>   SHAREHOLDER SERVICING AGENT

     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the funds, for which it may receive compensation from the funds.

O>   PROGRAM MANAGER(s)

     The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD (or another party contracting with MFD) provides administrative services. The current fee has been established at 0.25% annually of the average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by or through MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

-----------------------------------------
  V  DESCRIPTION OF SHARE CLASSES
-----------------------------------------

     Each fund offers class A, class B, class C, class R, class 529A, class 529B and class 529C shares through this prospectus. Each fund also offers an additional class of shares, class I shares, exclusively to certain investors. Class I shares are made available through a separate prospectus supplement provided to the investors eligible to purchase them.

     Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

     Class 529A, class 529B and class 529C shares are only offered in conjunction with qualified tuition programs (tuition programs) established in accordance with Section 529 of the Internal Revenue Code (Code). Contributions to these tuition programs may be invested in the fund's class 529A, class 529B or class 529C shares and certain other MFS funds offering these share classes. Earnings on investments in a fund made through such tuition programs may receive favorable tax treatment under the Code, as described further under the caption "Tax Considerations" below. For information on policies, services and restrictions which apply to your account with the tuition program through which your investment in a fund is made, please refer to the description of the tuition program available from your financial representative (the program description).

O>   SALES CHARGES

     You may be subject to an initial sales charge when you purchase class A or class 529A shares, or a CDSC when you redeem class A, class B, class C, class 529B or class 529C shares. These sales charges are described below. In certain circumstances, these sales charges are waived. These circumstances are described in the SAI. Special considerations concerning the calculation of the CDSC that apply to each of these classes of shares are described below under the heading "Calculation of CDSC."

     If you purchase your fund shares through a financial adviser (such as a broker or bank), the adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees, or from MFS or MFD. These commissions and concessions are described in the SAI.

O>   CLASS A SHARES AND CLASS 529A SHARES

     You may purchase class A and class 529A shares at net asset value plus an initial sales charge (referred to as the offering price). In some cases you may purchase class A shares without an initial sales charge but subject to a 1% CDSC upon redemption within one year. Class A and class 529A shares have annual distribution and service fees up to a maximum of 0.35% and 0.50% of net assets annually, respectively.

     PURCHASES SUBJECT TO AN INITIAL SALES CHARGE. The amount of the initial sales charge you pay when you buy class A and class 529A shares differs depending upon the amount you invest, as follows:

                                                 SALES CHARGE* AS PERCENTAGE OF:
                                                  -----------------------------
                                                     Offering        Net Amount
     Amount of Purchase                                Price          Invested

     Less than $50,000                                    5.75%           6.10%
     $50,000 but less than $100,000                       4.75            4.99

     $100,000 but less than $250,000                      4.00            4.17
     $250,000 but less than $500,000                      2.95            3.04

     $500,000 but less than $1,000,000                    2.20            2.25
     $1,000,000 or more                                  None**          None**

     ------
       * Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
     ** For class A shares only, a 1% CDSC will apply to such purchases, as discussed below.

     PURCHASES SUBJECT TO A CDSC (BUT NOT AN INITIAL SALES CHARGE). You pay no initial sales charge when you invest $1 million or more in class A shares (or, with respect to certain retirement plans, if MFD determines in its sole discretion that the total purchases by the retirement plan (or by multiple plans maintained by the plan sponsor) will equal or exceed $1 million within a reasonable period of time). However, a CDSC of 1% will be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

O>   CLASS B SHARES AND CLASS 529B SHARES

     You may purchase class B and class 529B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years you may be subject to a CDSC (declining from 4.00% during the first year to 0% after six years). Class B and class 529B shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually.

     The CDSC is imposed according to the following schedule:

                                                     CONTINGENT DEFERRED
     YEAR OF REDEMPTION AFTER PURCHASE                  SALES CHARGE
     ---------------------------------------------------------------------

     First                                                   4%

     Second                                                  4%

     Third                                                   3%

     Fourth                                                  3%

     Fifth                                                   2%

     Sixth                                                   1%

     Seventh and following                                   0%

     If you hold class B or class 529B shares for approximately eight years, they will convert to class A or class 529A shares of the fund, respectively. All class B and class 529B shares you purchased through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any class B or class 529B shares in your account convert to class A or class 529A shares, a proportionate number of the class B or class 529B shares in the sub-account will also convert to class A or class 529A shares, respectively.

O>   CLASS C SHARES AND CLASS 529C SHARES

     You may purchase class C and class 529C shares at net asset value without an initial sales charge, but if you redeem your shares within the first year you may be subject to a CDSC of 1.00%. Class C and class 529C shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually. Class C shares and class 529C shares do not convert to any other class of shares of the fund.

O>   CLASS R SHARES

     You may purchase class R shares at net asset value without an initial sales charge. Class R shares are not subject to a CDSC, and have annual distribution and service fees up to a maximum of 0.50% of net assets annually.

O>   CALCULATION OF CDSC

     As discussed above, certain investments in class A, class B, class C, class 529B and class 529C shares will be subject to a CDSC. Two different aging schedules apply to the calculation of the CDSC:

     o Purchases of class A shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

     o Purchases of class B, class C, class 529B and class 529C shares made on any day during a calendar month will age one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

     No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

     The CDSC will be applied in a manner that results in the CDSC being imposed at the lowest possible rate, which means that the CDSC will be applied against the lesser of your direct investment or the total cost of your shares. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

O>   DISTRIBUTION AND SERVICE FEES

     Each fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to: 0.35% for class A shares (a 0.10% distribution fee and a 0.25% service fee); 0.50% for class R shares and class 529A shares (a 0.25% distribution fee and a 0.25% service fee); and 1.00% for each of class B, class C, class 529B and class 529C shares (a 0.75% distribution fee and a 0.25% service fee), and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the Board of Trustees which oversees the fund.

-------------------------------------------------------
  VI  HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES
-------------------------------------------------------

     You may purchase, exchange and redeem class A, class B, class C, class R, class 529A, class 529B and class 529C shares of the funds in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described in the next section under the caption "Investor Services and Programs."

O>   HOW TO PURCHASE SHARES

     INITIAL PURCHASE. You can establish an account by having your financial adviser process your purchase. The minimum initial investment is generally $1,000. However, in the following circumstances, the minimum initial investment is only $50 per account:

     o if you establish an automatic investment plan;

     o if you establish an automatic exchange plan; or

     o if you establish an account under either:

       > tax-deferred retirement programs (other than IRAs) where investments are made by means of group remittal statements; or

       >  employer sponsored investment programs.

     The minimum initial investment for IRAs and for the 529 share classes is $250 per account. The maximum investment in class C shares is $1,000,000 per transaction.

     ADDING TO YOUR ACCOUNT. There are several easy ways you can make additional investments of at least $50 to your account:

     o send a check with the returnable portion of your statement;

     o ask your financial adviser to purchase shares on your behalf;

     o wire additional investments through your bank (call MFSC first for instructions); or

     o authorize transfers by phone between your bank account and your MFS account (the maximum purchase amount for this method is $100,000). You must elect this privilege on your account application if you wish to use it.

     SPECIAL CONSIDERATIONS FOR 529 SHARE CLASSES. The Code and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase a fund's 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application.

     An account owner of a newly established account under a tuition program in which the designated beneficiary is age 12 or older will not be entitled to purchase class 529B shares, unless the newly established account results from a transfer of registration from another MFS fund account. Additional restrictions may apply and are described in the program description.

O>   HOW TO EXCHANGE SHARES

     EXCHANGE PRIVILEGE. You can exchange your shares for shares of the same class of certain other MFS funds at net asset value by having your financial adviser process your exchange request or by contacting MFSC directly. To be eligible for exchange, shares of the fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. Shares that have been registered for less than 15 days may only be exchanged upon a determination by the fund that the exchange, when considered together with your transactions in shares of the other MFS funds, does not constitute a pattern of market timing or excessive trading practices and is not otherwise harmful to the interests of the fund and its shareholders. The minimum exchange amount is generally $1,000 ($50 for exchanges made under the automatic exchange plan). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     Sales charges may apply to exchanges made from the MFS money market funds. Certain qualified retirement plans may make exchanges between the MFS funds and the MFS Fixed Fund, a bank collective investment fund, and sales charges may also apply to these exchanges. Call MFSC for information concerning these sales charges. In addition, class R shares may be exchanged for shares of the MFS Money Market Fund.

     Exchanges may be subject to certain limitations and are subject to the MFS funds' policies concerning excessive trading practices, which are policies designed to protect the funds and their shareholders from the harmful effect of frequent exchanges. Other limitations and policies are described below under the captions "Right to Reject or Restrict Purchase and Exchange Orders" and "Excessive Trading Practices." You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in objectives, policies and rules before making any exchange.

     SPECIAL CONSIDERATIONS FOR 529 SHARE CLASSES. Your ability to exchange your class 529A, class 529B or class 529C shares of a fund for corresponding class 529A, class 529B and class 529C shares of other MFS funds may be limited under Section 529 of the Code and the tuition program through which your investment in the MFS funds is made. Please see the program description for details.

O>   HOW TO REDEEM SHARES

     You may redeem your shares either by having your financial adviser process your redemption or by contacting MFSC directly. A fund sends out your redemption proceeds within seven days after your request is received in good order. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered. In addition, you need to have your signature guaranteed and/or submit additional documentation to redeem your shares. See "Signature Guarantee/ Additional Documentation" below, or contact MFSC for details (see back cover page for address and phone number).

     Under unusual circumstances, such as when the New York Stock Exchange is closed, trading on the Exchange is restricted or if there is an emergency, a fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, a fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

     REDEEMING DIRECTLY THROUGH MFSC

     o BY TELEPHONE. You can call MFSC to have shares redeemed from your account and the proceeds wired directly to a pre- designated bank account. MFSC will request personal or other information from you and will generally record the calls. MFSC will be responsible for losses that result from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify your identity. You must elect this privilege on your account application if you wish to use it.

     o BY MAIL. To redeem shares by mail, you can send a letter to MFSC with the name of your fund, your account number, and the number of shares or dollar amount to be sold.

     o ELECTRONICALLY. You can have shares redeemed from your account and the proceeds wired directly to a pre- designated bank account by contacting MFSC via the Internet (MFS Access). You must elect this privilege on your account application and establish a personal identification number (PIN) on MFS Access to use this service.

     REDEEMING THROUGH YOUR FINANCIAL ADVISER. You can call your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

     SIGNATURE GUARANTEE/ADDITIONAL DOCUMENTATION. In order to protect against fraud, the funds require that your signature be guaranteed in order to redeem your shares. Your signature may be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. MFSC may require additional documentation for certain types of registrations and transactions. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, make certain exceptions to these requirements.

     SPECIAL CONSIDERATIONS FOR 529 SHARE CLASSES. If you redeem your class 529A, class 529B or class 529C shares and use the proceeds for non-qualified higher education expenses or other non-qualified purposes, taxes and penalties may apply. Please see the program description and the discussion below under the caption "Tax Considerations" for details.

O>   OTHER CONSIDERATIONS

     RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The MFS funds each reserve the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one fund and to purchase shares of another fund, the MFS funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the MFS funds reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the fund may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund.

     EXCESSIVE TRADING PRACTICES. The MFS funds do not permit market-timing or other excessive trading practices that may disrupt portfolio management strategies and harm fund performance. As noted above, the MFS funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor. The MFS funds will exercise these rights, including rejecting or cancelling purchase and exchange orders and restricting the availability of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer service, if an investor's trading, in the judgment of the MFS funds, has been or may be disruptive to a fund. In making this judgment, the MFS funds may consider trading done in multiple accounts under common ownership or control.

     REINSTATEMENT PRIVILEGE. After you have redeemed shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption at the current net asset value (without an initial sales charge).

     For shareholders who exercise this privilege after redeeming class A, class C or class 529C shares, if the redemption involved a CDSC, your account will be credited with the appropriate amount of the CDSC you paid; however, your new class A, class C or class 529C shares (as applicable) will still be subject to a CDSC for up to one year from the date you originally purchased the shares you redeemed.

     For shareholders who exercise their 90-day reinstatement privilege after redeeming class B or class 529B shares, you may reinvest your redemption proceeds only into the corresponding class A or class 529A shares. The class A or class 529A shares you purchase will not be subject to a CDSC, but if you paid a CDSC when you redeemed your class B or class 529B shares, your account will not be credited with the CDSC you paid.

     IN-KIND DISTRIBUTIONS. The MFS funds have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that a fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The funds do not expect to make in- kind distributions. However, if a fund does, it will pay, during any 90- day period, your redemption proceeds in cash up to either $250,000 or 1% of the fund's net assets, whichever is less.

     INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS. Because it is costly to maintain small accounts, the MFS funds have generally reserved the right to automatically redeem shares and close your account when it contains less than $500 due to your redemptions or exchanges. Before making this automatic redemption, you will be notified and given 60 days to make additional investments to avoid having your shares redeemed.

---------------------------------------------
  VII  INVESTOR SERVICES AND PROGRAMS
---------------------------------------------

     As a shareholder of a fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the fund is made through a retirement plan or a 529 tuition program.

O>   DISTRIBUTION OPTIONS

     The following distribution options are generally available to all accounts except 529 tuition program accounts and you may change your distribution option as often as you desire by notifying MFSC:

     o Dividend and capital gain distributions reinvested in additional shares (this option will be assigned if no other option is specified);

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares; or

     o Dividends and capital gain distributions in cash.

     Distributions on the 529 share classes will automatically be invested in additional shares; account owners do not have the option of receiving distributions in cash.

     Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value as of the close of business on the record date. Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund. If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option will automatically be converted to having all distributions reinvested in additional shares. Your request to change a distribution option must be received by MFSC by the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

O>   PURCHASE AND REDEMPTION PROGRAMS

     For your convenience, the following purchase and redemption programs are made available to you, without extra charge:

     AUTOMATIC INVESTMENT PLAN. You can make cash investments of $50 or more through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on the first business day of the month.

     AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $2,000 in any MFS fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in an MFS fund for shares of the same class of shares of other MFS funds. You may make exchanges of at least $50 to up to six different funds under this plan. Exchanges will generally be made at net asset value without any sales charges. If you exchange shares out of the MFS Money Market Fund or MFS Government Money Market Fund, or if you exchange class A shares out of the MFS Cash Reserve Fund, into class A shares of any other MFS fund, you will pay the initial sales charge if you have not already paid this charge on these shares.

     REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

     DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of any MFS fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same class of another MFS fund.

     LETTER OF INTENT (LOI). When you commit to invest a specific dollar amount in the MFS funds (including the MFS Fixed Fund) within a 13 month period, you will pay the same sales charge as if all shares had been purchased at one time. If you commit to invest $1 million or more under this program, the time period is extended to 36 months. If you do not purchase the committed amount within the time period your account will be adjusted to reflect deduction of the higher initial sales charge level for the amount actually purchased.

     RIGHT OF ACCUMULATION. You will qualify for a lower sales charge on your purchases of class A and class 529A shares when your new investment in class A or class 529A shares, together with the current (offering price) value of all your holdings in the MFS funds (including the MFS Fixed Fund), reaches a reduced sales charge level.

     SYSTEMATIC WITHDRAWAL PLAN. You may elect to automatically receive (or designate someone else to receive) regular periodic payments of at least $100. Each payment under this systematic withdrawal is funded through the redemption of your fund shares. For class B and C shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (measured at the time you establish this plan). You will incur no CDSC on class B and C shares redeemed under this plan. For class A shares, there is no similar percentage limitation; however, you may incur the CDSC (if applicable) when class A shares are redeemed under this plan.

---------------------------------
  VIII  OTHER INFORMATION
---------------------------------

O>   PRICING OF FUND SHARES

     The price of each class of each fund's shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed for business on most national holidays and Good Friday. Each fund's assets consist primarily of shares of the underlying funds, which are valued at their respective net asset values. To determine net asset value, each fund and each underlying fund values its assets at current market values (or, in the case of an underlying money market fund, at amortized cost), or at fair value as determined by the adviser under the direction of the Board of Trustees that oversees the fund if current market values are unavailable.

     The securities held by the underlying funds that trade in foreign markets are usually valued on the basis of the most recent closing market prices in those markets. Most foreign markets close before the underlying funds' valuation time, generally at 4:00 p.m., Eastern time. For example, for securities primarily traded in the Far East, the most recent closing prices may be as much as 15 hours old at 4:00 p.m., Eastern time. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and the underlying funds' valuation time will not be reflected in an underlying fund's net asset value. However, if a determination is made that such developments are so significant that they will clearly and materially affect the value of the underlying fund's securities, the underlying fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the underlying fund's valuation time. Each fund and each underlying fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

     You will receive the net asset value next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and MFSC receives your order by:

     o the valuation time, if placed directly by you (not through a financial adviser such as a broker or bank) to MFSC; or

     o MFSC's close of business, if placed through a financial adviser, so long as the financial adviser (or its authorized designee) received your order by the valuation time.

     Certain underlying funds invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the funds and the underlying funds do not price their shares. Therefore, the value of the fund's shares may change on days when you will not be able to purchase or redeem the fund's shares.

O>   DISTRIBUTIONS

     Each fund intends to distribute substantially all of its net income (including any capital gains) to shareholders at least annually.

O>   TAX CONSIDERATIONS

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a fund may have on your particular tax situation.

     TAXABILITY OF DISTRIBUTIONS. As long as a fund qualifies for treatment as a regulated investment company (which each Fund intends to do), it pays no federal income tax on the earnings it distributes to shareholders.

     You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from a fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Distributions derived from interest on U.S. Government securities (but not distributions of gain from the sale of such securities) may be exempt from state and local taxes. Some dividends paid in January may be taxable as if they had been paid the previous December.

     The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal tax purposes.

     Fund distributions will reduce a fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     If you are neither a citizen nor a resident of the United States, a fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the fund. Each fund is also required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States. Prospective investors should read a fund's Account Application for additional information regarding backup withholding of federal income tax.

     TAXABILITY OF TRANSACTIONS. When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

     SPECIAL CONSIDERATIONS FOR 529 SHARE CLASSES. In addition to the tax considerations discussed above, please note the following tax considerations that apply specifically to the ownership of the fund's 529 share classes through a tuition program that qualifies under Section 529 of the Code.

     The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay "qualified higher education expenses" are tax-free for federal income tax purposes for tax years beginning on or before December 31, 2010. State and local taxes may still apply. These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

     Withdrawals of earnings that are not used for the designated beneficiary's qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied). The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies or becomes disabled. Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

     The foregoing is only a brief summary of some of the important federal income tax considerations relating to investments in the fund under the tuition programs; you will find more information in the program description. You are urged to consult your own tax adviser for information about the federal estate and gift and the state and local tax consequences of, and impact of your personal financial situation on, an investment in the fund's 529 share classes.

O>   UNIQUE NATURE OF FUNDS

     MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the funds, and which may be managed by the funds' portfolio manager(s). While the funds may have many similarities to these other funds, their investment performance will differ from the investment performance of other MFS funds. This is due to a number of differences between the funds, including differences in sales charges, expense ratios and cash flows.

O>   VOTING RIGHTS FOR 529 SHARE CLASSES

     Because the account owner may invest in a fund's class 529A, class 529B and class 529C shares indirectly through a tuition program, the account owner may not technically be a shareholder of the fund (rather, a trust or other vehicle established by the state or eligible educational institution through which the investment is made would be the fund's shareholder of record). Therefore, with respect to investments through certain tuition programs, the account owner may not have voting rights in a fund's shares or may only be entitled to vote if the tuition program through which the fund shares are held passes through the voting rights to the account owner. Please see the program description for details.

O>   PROVISION OF ANNUAL AND SEMIANNUAL REPORTS AND PROSPECTUSES

     Each fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of a fund's annual and semiannual report and prospectus will be mailed to shareholders having the same residential address on the fund's records. However, any shareholder may contact MFSC (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

--------------------
  APPENDIX A
--------------------

O>   INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective, each underlying fund may engage in the following investment techniques and practices to the extent to which these techniques and practices are consistent with the underlying fund's investment objective. These investment techniques and practices are described, together with their risks, in the SAI.

     .............................................................................
     INVESTMENT TECHNIQUES/PRACTICES
     .............................................................................

     Debt Securities                               Futures Contracts
       Asset-Backed Securities                     Indexed Securities
         Collateralized Mortgage Obligations       Inverse Floating Rate Obligations
          and Multiclass Pass-Through              Investment in Other Investment
          Securities                                Companies
         Corporate Asset-Backed Securities            Open-End Funds
         Mortgage Pass-Through Securities             Closed-End Funds
         Stripped Mortgage-Backed                  Lending of Portfolio Securities
           Securities                              Leveraging Transactions
       Corporate Securities                          Bank Borrowings
       Loans and Other Direct Indebtedness           Mortgage "Dollar-Roll"
       Lower Rated Bonds                               Transactions
       Municipal Bonds                               Reverse Repurchase Agreements
       U.S. Government Securities                  Options
       Variable and Floating Rate                    Options on Foreign Currencies
        Obligations                                  Options on Futures Contracts
       Zero Coupon Bonds, Deferred                   Options on Securities
         Interest Bonds and PIK Bonds                Options on Stock Indices
     Equity Securities                               Reset Options
     Foreign Securities Exposure                     "Yield Curve" Options
       Brady Bonds                                 Repurchase Agreements
       Depositary Receipts                         Short Sales
       Dollar-Denominated Foreign Debt             Short Term Instruments
         Securities                                Swaps and Related Derivative
       Emerging Markets                              Instruments
       Foreign Securities                          Temporary Borrowings
     Forward Contracts                             Temporary Defensive Positions
                                                  "When-Issued" Securities

-------------------
APPENDIX B
-------------------

O>   UNDERLYING FUNDS

     Following is the list of underlying funds and their associated target weightings as of July 1, 2002. The underlying funds and their target weightings have been selected for use over longer time periods, but may be changed in the future without shareholder approval. The target weightings will deviate over the short term due to market movements and capital flows. MFS periodically rebalances the funds' investments in the underlying funds to bring them back within their target weightings. The asset class allocations and the target weightings do not reflect the funds' working cash balances; some portion of each fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. MFS may change an underlying fund or its related percentage allocation without shareholder approval. Further information about each underlying fund, including a copy of an underlying fund's most recent Prospectus, SAI and Annual and Semi-annual reports, may be obtained by contacting:

        MFS Service Center, Inc.
        2 Avenue de Lafayette
        Boston, MA 02111-1738
        Telephone: 1-800-225-2606
        Internet: http://www.mfs.com

                                                                                   MFS
                                        MFS                           MFS      AGGRESSIVE
                                    CONSERVATIVE   MFS MODERATE     GROWTH       GROWTH
                                     ALLOCATION     ALLOCATION    ALLOCATION   ALLOCATION
                                        FUND           FUND          FUND         FUND
     -------------------------------------------------------------------------------------
     U.S. STOCKS                         35%           50%           60%           80%
     MFS New Discovery Fund               0%            0%            0%            5%
     MFS Mid Cap Growth Fund              0%            5%           10%           15%
     MFS Mid Cap Value Fund               0%            5%           10%           15%
     MFS Strategic Growth Fund            5%           10%           15%           20%
     MFS Research Fund                   15%           15%           10%           10%
     MFS Value Fund                      15%           15%           15%           15%

     INTERNATIONAL STOCKS                 5%           10%           20%           20%
     MFS  International New Discovery
      Fund                                0%            0%            5%           10%
     MFS Research International Fund      5%           10%           15%           10%

     BONDS                               50%           35%           20%            0%
     MFS High Income Fund                 0%            5%            5%            0%
     MFS Research Bond Fund               5%           10%           10%            0%
     MFS Government Securities Fund      10%           10%            5%            0%
     MFS Intermediate Investment
     Grade Bond Fund                     15%           10%            0%            0%
     MFS Limited Maturity Fund           20%            0%            0%            0%

     CASH                                10%            5%            0%            0%
     MFS Money Market Fund               10%            5%            0%            0%

MFS(R) ASSET ALLOCATION FUNDS

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the funds' actual investments. Annual reports discuss the effect of recent market conditions on the funds' investment strategy and on the funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated July 1, 2002, provides more detailed information about each fund and is incorporated into this prospectus by reference.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUNDS, AND MAKE INQUIRIES ABOUT THE FUNDS, BY CONTACTING:

    MFS Service Center, Inc.
    2 Avenue de Lafayette
    Boston, MA 02111-1738
    Telephone: 1-800-225-2606
    Internet: http://www.mfs.com

Information about the funds (including their prospectuses, SAIs and shareholder reports) can be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

    The funds' Investment Company Act file number is 811-4492.

                                                                   AAF-PRO  1/03
                                                                       275M